Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Parenthetical) (Detail)	3 Months Ended
Mar. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Supplemental line of credit facility borrowings expiration period	1 year